LOAN COMMITMENTS (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Mortgage Loans on Real Estate, Face Amount of Mortgages	$ 2.2	$ 1.9
Maximum [Member]
Mortgage Loans on Real Estate, Interest Rate	4.75%	5.18%
Mortgage Loans On Real Estate Maturity Term	30 years	30 years
Minimum [Member]
Mortgage Loans on Real Estate, Interest Rate	4.00%	3.50%
Mortgage Loans On Real Estate Maturity Term	5 years	10 years